Accounts and Other Payables (Details) - Schedule of accounts and other payables - USD ($)		Sep. 30, 2022	Mar. 31, 2022
Schedule Of Accounts And Other Payables Abstract
Accounts payables		$ 6,115	$ 6,862
Other payables and accrued charges	[1]	3,712,349	1,180,230
Amount due to related parties		695,793	322,752
Total		$ 4,414,257	$ 1,509,844

[1]	Other payables and accrued charges mainly included customer advances, wage payables and accrual charges. Other payables are non-interest-bearing and are expected to be settled within one year.